UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21195

A&Q Long/Short Strategies Fund LLC (formerly known as, O’Connor Fund of Funds:

Long/Short Strategies LLC)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                                 Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Long/Short Strategies Fund LLC (formerly O’Connor Fund of Funds: Long/Short Strategies LLC)

Schedule of Portfolio Investments

(Unaudited)

September 30, 2014

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged
Atlas Institutional Fund, L.L.C.	US/Canada	$10,702,906	$14,001,473	$—	$14,001,473	$—	6.56%	5/1/2011	Quarterly	9/30/2014		$14,001,473
Bronson Point Partners L.P.	US/Canada	14,000,000	17,162,735	—	17,162,735	—	8.04	3/1/2012	Quarterly	9/30/2014		$17,162,735
Cadian Fund, L.P.	US/Canada	9,497,814	12,200,695	—	—	12,200,695	5.71	4/1/2011	Semi-Annual	12/31/2014	(b)	$3,050,174
Jericho Capital Partners, L.P.	US/Canada	15,159,292	22,377,402	—	22,377,402	—	10.48	6/1/2011	Quarterly	9/30/2014		$22,377,402
JHL Capital Group Fund, LLC	US/Canada	11,755,364	13,537,826	—	—	13,537,826	6.34	2/1/2011	Every 3 months	10/31/2014	(b)	$3,384,456
Marcato, L.P.	US/Canada	10,000,000	11,052,871	—	—	11,052,871	5.18	7/1/2013	Quarterly	9/30/2014	(b)	$2,763,218
Pelham Long/Short, L.P.	Europe including UK	8,108,243	12,296,709	—	12,296,709	—	5.76	5/1/2010	Monthly	9/30/2014		$12,296,709
Shellback Fund, L.P.	US/Canada	14,500,000	15,329,950	—	15,329,950	—	7.18	1/1/2014	Quarterly	9/30/2014		$8,261,936
Soroban Fund, L.L.C.	US/Canada	14,009,464	26,911,691	—	—	26,911,691	12.61	4/1/2011	Quarterly	9/30/2014	(b)	$6,727,923
Southpoint Qualified Fund, L.P.	US/Canada	12,704,599	18,055,786	—	—	18,055,786	8.46	2/1/2008	Quarterly	9/30/2014	(b)	$4,513,946
Turiya Fund, L.P.	Developed Asia including Japan	11,699,815	19,311,135	—	—	19,311,135	9.05	8/1/2011	Quarterly	9/30/2014	(c)	$6,437,045

Equity Hedged Subtotal		132,137,497	182,238,273	—	81,168,269	101,070,004	85.37

Other
Steel Partners Japan Strategic Fund, L.P.	Japan	1,605,258	1,299,603	—	—	1,299,603	0.61	1/1/2006	N/A	N/A	(d)	N/A
Tiger Asia L Holdings, Ltd. SPV	Developed Asia including Japan	9,530	173,696	—	—	173,696	0.08	3/1/2005	N/A	N/A	(d)	N/A

Other Subtotal		1,614,788	1,473,299	—	—	1,473,299	0.69

Relative Value
Sensato Asia Pacific Fund, L.P.	Developed Asia including Japan	9,000,000	12,269,647	—	—	12,269,647	5.75	1/1/2012	Monthly	9/30/2014	(b)	$9,202,235

Relative Value Subtotal		9,000,000	12,269,647	—	—	12,269,647	5.75

Trading
Discovery Global Opportunity Partners, L.P.	Emerging Markets - All	13,066,310	12,192,357	—	12,192,357	—	5.71	11/1/2010	Quarterly	9/30/2014		$12,192,357

Trading Subtotal		13,066,310	12,192,357	—	12,192,357	—	5.71

Total		$155,818,595	$208,173,576	$—	$93,360,626	$114,812,950	97.52%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	The Investment Fund is subject to an investor level gate of 33.33%.
(d)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Long/Short Strategies Fund LLC (formerly O’Connor Fund of Funds: Long/Short Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2014

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of September 30, 2014 is $33,028,824 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2013	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3*	Balance as of September 30, 2014
Equity Hedged	$102,279,681	$703,060	$7,177,939	$6,500,000	$(8,522,662)	$–	$(7,068,014)	$101,070,004
Other	2,088,888	551,186	(23,506)	–	(1,143,269)	–	–	1,473,299
Relative Value	14,535,483	646,208	734,163	–	(3,646,207)	–	–	12,269,647
Trading	16,271,099	5,426,553	(6,505,295)	16,281,351	(19,281,351)	–	(12,192,357)	–
Total	$135,175,151	$7,327,007	$1,383,301	$22,781,351	$(32,593,489)	$–	$(19,260,371)	$114,812,950

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2014 is $7,184,572.

*

The transfer out of Level 3 investments in the amount of $7,068,014 is due to the expiration of a lock on the ability to redeem the investment within 90 days without incurring an early redemption penalty. The transfer out of Level 3 investments in the amount of $12,192,357 is due to the conversion of the investment into a more liquid tranche effective January 1, 2014.

A&Q Long/Short Strategies Fund LLC (formerly O’Connor Fund of Funds: Long/Short Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2014

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	45 – 90 days	55%

*      These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

**    These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3 - 4 periods.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage of liquidating trusts *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Long/Short Strategies Fund LLC (formerly O’Connor Fund of Funds: Long/Short Strategies LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2014

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund in the relative value strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Relative Value	60 days	100%

*      The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

**    The Investment Fund limits investors’ ability to redeem its full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. These strategies may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Fund in the trading strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Trading	60 days	N/A
* The Investment Fund is available to be redeemed in accordance with its offering documents, as of the measurement date, subject to the notice period.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2014.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the June 30, 2014 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      A&Q Long/Short Strategies Fund LLC (formerly known as, O’Connor Fund of Funds: Long/Short Strategies LLC)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date                             11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date                             11/25/2014

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date                             11/25/2014

*	Print the name and title of each signing officer under his or her signature.